Research and Development and Energy Efficiency	12 Months Ended
Dec. 31, 2022
Research And Development And Energy Efficiency
Research and Development and Energy Efficiency

24.	Research and Development and Energy Efficiency

In accordance with Law No. 9,991/2000 and supplementary regulations, concession operators and licensees of electric power generation and transmission are required to allocate annually the percentage of 1% of their net operating regulatory revenue to research and development of the electricity sector activities, and the electric power distribution concession operators must segregate this same percentage into the research and development and energy efficiency programs of the electricity sector.

The registered balances of Research and Development - R&D and Energy Efficiency Program - EEP are shown in the table below.

	Disbursed and not completed	Balance to be collected	Balance to disburse	Balance as of 12.31.2022	Balance as of 12.31.2021
Research and Development - R&D
FNDCT	-	6,588	-	6,588	7,584
MME	-	3,314	-	3,314	3,790
R&D	229,290	1,322	29,631	260,243	286,029
	229,290	11,224	29,631	270,145	297,403
Energy efficiency program- EEP
Procel	-	11,960	-	11,960	19,883
EEP	128,851	1,906	201,896	332,653	309,811
	128,851	13,866	201,896	344,613	329,694
	358,141	25,090	231,527	614,758	627,097
			Current	370,244	292,495
			Noncurrent	244,514	334,602

National Fund for Scientific and Technological Development - FNDCT

National Program of Electricity Conservation - Procel

24.1	Changes in R&D and EEP balances

	FNDCT	MME	R&D	Procel	EEP	Total
Balance as of January 1, 2021	8,085	4,041	332,746	5,855	314,284	665,011
Additions	50,804	25,399	50,796	12,801	51,206	191,006
Performance agreement	-	-	-	-	3,010	3,010
Interest rate (Note 32)	-	-	3,664	1,227	9,923	14,814
Payments	(51,305)	(25,650)	(15,966)	-	(56,176)	(149,097)
Concluded projects	-	-	(85,211)	-	(12,436)	(97,647)
Balance as of December 31, 2021	7,584	3,790	286,029	19,883	309,811	627,097
Additions	39,044	19,535	39,070	11,298	45,191	154,138
Performance agreement	-	-	-	-	2,552	2,552
Interest rate (Note 32)	-	-	6,197	3,799	24,648	34,644
Transfers	-	-	-	(3,685)	3,685	-
Payments	(40,040)	(20,011)	(8,061)	(19,335)	(29,740)	(117,187)
Concluded projects	-	-	(62,992)	-	(23,494)	(86,486)
Balance as of December 31, 2022	6,588	3,314	260,243	11,960	332,653	614,758